united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 11/30/16

Item 1. Reports to Stockholders.

INNEALTA CAPITAL SECTOR ROTATION FUND
INNEALTA CAPITAL COUNTRY ROTATION FUND

Annual Report
November 30, 2016

www.innealtacapital.com
1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC
Member FINRA

Global Market Review

During the early part of the fiscal year’s first half, risk aversion grew as global macroeconomic growth remained weak. Corporate fundamentals increasingly reflected challenged global growth and strained profitability. Earnings data from FactSet Research Systems in Q4 showed S&P 500 members on track for the third quarter of negative year-over-year declines, a feat last achieved in 2009. Similarly, forward earnings estimates for domestic corporations continued to decline at a rapid pace, and corporations around the world, particularly those in the Energy and Basic Materials sectors, saw deteriorating trends in growth and profitability. As equity valuations are directly related to profitability, equity market declines offered some manner of relief to profitability metrics.

Continued disappointment in progress toward reaching inflation and GDP growth targets led global central banks to utilize increasingly unconventional approaches to monetary policy. Displaying increasingly aggressive policy stances, for example, the European Central Bank reiterated an unlimited ability to deploy accommodative support, and the Bank of Japan pushed a key reserve rate into negative territory. In the United States, the Federal Reserve adopted a more dovish stance following the tumult, resulting in a relatively quick snap-back in risk markets.

Equity markets were pressured earlier in calendar 2016, though they broadly rebounded through April and mostly held those levels through the end of May. The S&P 500 Index, after initially moving into correction territory for 2016, turned in a gain for the trailing six months ending May 31st. The MSCI All Country World ex. U.S. NR Index, at one point in the first half of February down just shy of 12% calendar year-to-date, also managed a recovery, albeit still in the negative for the fiscal first half ended May 31st.

Within fixed income, international fixed income markets outpaced domestic bonds, as investors purchased global sovereign securities upon growing expectations for further monetary policy support. Much of that return came as global yields continued to fall. The Bloomberg Barclays Global Aggregate Bond Index turned in a 6.43% total return over the fiscal first half ended May 31st.

*****

The story of the second fiscal half of 2016 was much different, attributable in part to rising populist sentiment in western civilizations. Significant events include the British referendum to leave the European Union (“Brexit”), the United States’ presidential race, and the Italian constitutional change referendum. As populism increased, so did general anxiety concerning the cone of possible outcomes. Statisticians and analysts, who generally provide solace during difficult periods, proved fallible. The majority of “experts” missed the dramatic increase (or decrease) in pro-growth expectations and its consequential increase (or decrease) in overall market sentiment. As positive sentiment increased in the markets, so did equity returns.

The unexpected Brexit referendum sent shockwaves through financial markets, with global equities reflecting the greatest impact. For example, the day after the vote, the S&P 500 declined 3.59%. As the markets absorbed the actual implications of the event (e.g., timing and legal requirements), perception of Brexit shifted from regard as an equity event to a foreign exchange event. Particularly, the MSCI United Kingdom IMI NR Index (denominated in British pounds) returned a positive 11.21% from 05/31/16 to 09/30/16, while the British pound to U.S. dollar exchange rate fell 10.43% over the same time period. By the end of the summer, the S&P 500 and the majority of other Developed European equity markets were at, or near, all-time highs.

Financial markets reacted similarly to the culmination of the United States’ presidential election. In the overnight hours immediately following the announcement of Donald Trump’s unexpected victory, S&P 500 Futures dropped more than 5%. However, as market players digested the prospect of a pro-growth economic agenda, domestic equity markets rallied to finish the second half of the fiscal year with strong gains. This “Trump Rally”, has boosted equity valuations, the Dow surpassing the 19,000 level for the first time in its history. However, the increases in pro-growth expectations did have a negative impact in one major market: fixed income. The Bloomberg Barclays U.S. Aggregate Bond Index lost 0.92%, while the Bloomberg Barclays Global Aggregate Bond Index lost 3.13% for the six months ending November 30th, 2016.

Over the entire year, domestic equity markets have achieved record highs while other developed markets face continued growth pressures.

Holdings Review

Sector Rotation Fund

During the first half of the fiscal year, the Committee closed its exposure to the Utilities sector while opening exposures to the Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Information Technology, Materials, and Telecom sectors due to relatively attractive cross-sectional fundamental metrics and positive momentum at time of inclusion.

During the second half, the Committee closed exposures to the Telecommunications sector, intermediate-term corporate bonds, and domestic high yield while initiating allocations to Industrials and Utilities.

Country Rotation Fund

During the first half of the fiscal year, the Investment Committee closed out positions in Colombia, Singapore, Spain, and Sweden for which return/risk characteristics were no longer sufficiently attractive. We opened positions in Australia, Austria, France, Germany, Ireland, Japan, the Netherlands, and the United Kingdom at various points post-plunge. The Committee also maintained exposures to Hong Kong, Peru, South Korea, Switzerland, and Taiwan.

During the second half, we closed out positions in U.S. aggregate bonds and one of the two allocations to mortgage backed securities, while opening equity positions in emerging market small-caps, New Zealand, Spain, Italy, Thailand, Brazil, Russia, Turkey, and Indonesia. These positions were initiated due to relatively attractive fundamental values and positive cross-sectional momentum at the time of inclusion.

Performance Review

Sector Rotation Fund

During the six months ended May 31, 2016, the Sector Rotation Fund Class I Shares (ICSIX) achieved a total return of 8.14%, versus a gain of 1.93% for the S&P 500 Index. This implies a 6.21% outperformance relative to the benchmark. All nine sectors to which the Fund maintained exposures augmented performance during the six-month period, with the Financials sector a standout. Among fixed income components, international exposures detracted from performance in the aggregate, with losses there more than offset by contribution from domestic fixed income.

During the six months ending on November 30, 2016, the Sector Rotation Fund Class I Shares (ICSIX) achieved a total return of 6.52% versus the 6.01% for the S&P 500 Index over the same period. This implies a benchmark-relative outperformance of 0.51%. Seven of the eleven GICS sectors contributed positively to portfolio total return, with Financials, Tech, Industrials, Energy, and Consumer Discretionary topping the list in descending order of contribution. Within fixed income, the portfolio benefitted from an allocation to domestic high-yield over the fiscal half. On aggregate, fixed income exposures contributed positively to total return over the fiscal second half.

Throughout the entire fiscal year, the Fund achieved a total return of 15.19% versus the 8.06% for the S&P 500 over the same period.

Country Rotation Fund

During the six months ending May 31, 2016, the Country Rotation Fund Class I Shares (ICCIX) achieved a total return of 4.38%, versus a loss of 1.37% for the MSCI All Country World ex. U.S NR Index. This implies a 5.75% outperformance relative to the benchmark. Eleven of the seventeen equity exposures augmented total return, with Peru, Japan, the United Kingdom, the Netherlands, and Australia topping the list in descending order of contribution. The Spain, Sweden, Singapore, Colombia, South Korea, and Switzerland exposures detracted from portfolio total return. Within the fixed income segment, emerging markets debt stood out as the primary contributor, while domestic high-yield exposures primarily detracted. In the aggregate, however, fixed income exposures boosted total return.

During the six months ending on November 30, 2016, the Country Rotation Fund Class I Shares (ICCIX) achieved a total return of 2.20% versus the MSCI All Country World ex. U.S NR Index, which returned 1.36% over the same period, implying an outperformance of 0.84%. Twelve of the twenty-one equity exposures augmented total return, Japan, Taiwan, Peru, South Korea, and Hong Kong topping the list in descending order of contribution. Exposures to Ireland, New Zealand, Switzerland and the U.K. were the largest detractors to portfolio total return. Within fixed income, the portfolio benefitted from an allocation to emerging market high-yield over the fiscal half, while other fixed income holdings provided marginal boosts to total return.

Throughout the entire fiscal year, the Fund achieved a total return of 6.67% versus the -0.03% for the MSCI All Country World ex. U.S NR Index over the same period.

Looking Forward

During the next few months, we expect two macroeconomic themes to dominate headlines and impact financial markets: President-elect Trump’s decisions and continued world monetary policy announcements. Trump’s choices of remaining cabinet positions and how he may pursue his various campaign promises will have meaningful market impacts. Currently, the market expects a pro-growth agenda that will reduce tax rates, increase fiscal stimulus, and increase national debt. On the monetary policy side, over the long term, we expect the Federal Reserve increases to outpace those of the central banks of other developed countries.

Should the recent market volatility extend into 2017, we believe investment opportunities to be numerous as the economy gains strength and asset class return dispersions revert to healthy levels.

*****

The Bloomberg Barclays Global Aggregate Bond NR Index is a measure of global investment grade debt from twenty-four different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. Net total return indexes reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

The Bloomberg Barclays U.S. Aggregate Bond Index is representative of the entire universe of taxable fixed-income investments. It includes issues of the U.S. Government and any agency thereof, corporate issues of investment grade quality (Baa/BBB or better), and mortgage-backed securities.

The MSCI All Country World ex. U.S. NR Index captures large and mid-cap representation across 22 of 23 developed markets countries-excluding the United States. Net total return indexes reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

The MSCI United Kingdom Index is designed to measure the performance of the large and mid cap segments of the UK market.

The S&P 500 Index is a broad market sample based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ.

S&P 500 Futures are financial futures which allow an investor to hedge with or speculate on the future value of various components of the S&P 500 market index.

*****

It is not possible to invest directly in an index.

001-AFAM-1/1/2017

3006-NLD-1/4/2017

INNEALTA CAPITAL SECTOR ROTATION FUND

PORTFOLIO REVIEW (Unaudited)

November 30, 2016

The Fund’s performance figures* for the periods ended November 30, 2016, compared to its benchmarks:

	One year	Annualized Three year	Annualized Since Inception**
Innealta Capital Sector Rotation Fund - Class I	15.19%	4.68%	3.99%
Innealta Capital Sector Rotation Fund - Class N	14.90%	4.41%	3.73%
Barclays Capital U.S. Aggregate Bond Index	2.17%	2.79%	2.24%
S&P 500 Total Return Index	8.06%	9.07%	14.47%
Blended Benchmark Index 70/30***	6.71%	6.34%	10.17%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.39% for Class I shares and 2.64% for Class N shares per the April 1, 2016, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.50% for Class I shares and 1.75% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	Class I and N commenced operations on December 30, 2011.

The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

***	The Blended Benchmark Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Barclays Capital U.S. Aggregate Bond Index.

Comparison of the Change in Value of a $100,000 Investment

INNEALTA CAPITAL SECTOR ROTATION FUND

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2016

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	97.5%
Debt Funds	0.2%
Other, Cash & Cash Equivalents	2.3%
100.0%

Please refer to the Portfolio of Investments in this Annual report for more detailed analysis of the Fund’s Holdings.

INNEALTA CAPITAL COUNTRY ROTATION FUND

PORTFOLIO REVIEW (Unaudited)

November 30, 2016

The Fund’s performance figures* for the periods ended November 30, 2016, compared to its benchmarks:

	One year	Annualized Three year	Annualized Since Inception**
Innealta Capital Country Rotation Fund - Class I	6.67%	0.18%	1.72%
Innealta Capital Country Rotation Fund - Class N	6.31%	(0.11)%	1.45%
Barclays Capital U.S. Aggregate Bond Index	2.17%	2.79%	2.24%
MSCI World Index ex USA Net (USD)	(0.03)%	(2.31)%	4.55%
Blended Benchmark Index 70/30 ***	1.06%	(1.55)%	3.42%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.16% for Class I shares and 2.42% for Class N shares per the April 1, 2016, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.63% for Class I shares and 1.88% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	Class I and N commenced operations on December 30, 2011.

The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The MSCI World Index ex USA Net (USD) is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

***	The Blended Benchmark Index 70/30 represents a blend of 70% MSCI All Country World exUSA Net Index and 30% Barclays

Comparison of the Change in Value of a $100,000 Investment

INNEALTA CAPITAL COUNTRY ROTATION FUND

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2016

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	87.7%
Debt Funds	12.1%
Other, Cash & Cash Equivalents	0.2%
100.0%

Please refer to the Portfolio of Investments in this Annual report for more detailed analysis of the Fund’s Holdings.

Innealta Capital Sector Rotation Fund

PORTFOLIO OF INVESTMENTS

November 30, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 97.7%
	DEBT FUNDS - 0.2%
269	iShares Agency Bond ETF	$30,376
214	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	21,192
		51,568
	EQUITY FUNDS - 97.5%
46,131	Consumer Discretionary Select Sector SPDR ETF	3,775,822
35,064	Consumer Staples Select Sector SPDR ETF *	1,773,537
5,376	Energy Select Sector SPDR ETF *	400,136
91,435	Financial Select Sector SPDR ETF	2,058,202
55,955	Health Care Select Sector SPDR ETF	3,846,906
34,006	Industrial Select Sector SPDR ETF	2,122,314
7,646	iShares Micro-Cap ETF	628,807
4,802	iShares Russell 2000 Value ETF	551,462
13,959	Materials Select Sector SPDR ETF *	697,112
25,903	Real Estate Select Sector SPDR ETF	777,349
23,545	SPDR S&P Bank ETF	968,877
132,019	Technology Select Sector SPDR ETF *	6,270,903
27,346	Utilities Select Sector SPDR ETF *	1,278,426
		25,149,853

	TOTAL EXCHANGE TRADED FUNDS (Cost $23,895,377)	25,201,421

	SHORT-TERM INVESTMENT - 42.1%
	COLLATERAL FOR SECURITIES LOANED - 41.6%
10,719,129	Morgan Stanley Institutional Liquidity - Treasury Portfolio, to yield 0.20% ^	10,719,129

	MONEY MARKET FUND - 0.5%
128,702	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.02%, ^	128,702
	TOTAL SHORT-TERM INVESTMENT (Cost $10,847,831)	10,847,831

	TOTAL INVESTMENTS - 139.8% (Cost $34,743,208) (a)	$36,049,252
	CASH EQUIVALENT FOR SECURITIES LENDING COLLATERAL - 0.0%	68
	LIABILITIES IN EXCESS OF OTHER ASSETS - (39.8)%	(10,256,378)
	NET ASSETS - 100.0%	$25,792,942

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $35,332,237 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,357,021
Unrealized Depreciation:	(640,006)
Net Unrealized Appreciation:	$717,015

ETF - Exchange Traded Fund

^	Money market fund; interest rate reflects seven-day effective yield on November 30, 2016.

*	All or a portion of this security is on loan. Total loaned securities have a value of $8,857,624 at November 30,2016.

See accompanying notes to financial statements

Innealta Capital Country Rotation Fund

PORTFOLIO OF INVESTMENTS

November 30, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 99.8%
	DEBT FUNDS - 12.1%
169	iShares Agency Bond ETF	$19,084
175,528	VanEck Vectors Emerging Markets High Yield Bond ETF	4,189,853
1,439	Vanguard Intermediate-Term Corporate Bond ETF	123,308
1,067	Vanguard Mortgage-Backed Securities ETF	56,188
11,670	Vanguard Short-Term Corporate Bond ETF	926,831
		5,315,264
	EQUITY FUNDS - 87.7%
43,487	iShares MSCI All Peru Capped ETF	1,398,542
108,267	iShares MSCI Australia ETF	2,212,978
89,051	iShares MSCI Austria Capped ETF	1,432,421
29,813	iShares MSCI Brazil Capped ETF *	998,437
53,385	iShares MSCI France ETF	1,251,878
88,826	iShares MSCI Germany ETF *	2,205,550
81,312	iShares MSCI Hong Kong ETF	1,721,375
15,921	iShares MSCI Indonesia ETF	371,755
38,840	iShares MSCI Ireland Capped ETF	1,413,776
53,263	iShares MSCI Italy Capped ETF *	1,158,470
133,169	iShares MSCI Japan ETF	6,643,801
60,253	iShares MSCI Netherlands ETF	1,417,753
29,360	iShares MSCI New Zealand Capped ETF	1,240,166
34,088	iShares MSCI South Korea Capped ETF	1,815,527
46,572	iShares MSCI Spain Capped ETF	1,172,217
78,667	iShares MSCI Switzerland Capped ETF	2,230,209
81,922	iShares MSCI Taiwan ETF	2,518,282
15,518	iShares MSCI Thailand Capped ETF *	1,115,124
13,369	iShares MSCI Turkey ETF *	425,402
89,365	iShares MSCI United Kingdom ETF	2,686,312
53,838	SPDR S&P Emerging Markets SmallCap ETF *	2,216,511
48,437	VanEck Vectors Russia ETF	949,850
		38,596,336

	TOTAL EXCHANGE TRADED FUNDS (Cost $42,870,814)	43,911,600

See accompanying notes to financial statements

Innealta Capital Country Rotation Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 15.6%
	COLLATERAL FOR SECURITIES LOANED - 15.4%
2,246,288	Milestone Treasury Obligation Fund - Institutional Class, to yield 0.14% ^	$2,246,288
4,518,840	Morgan Stanley Institutional Liquidity - Treasury Portfolio, to yield 0.20% ^	4,518,840
		6,765,128
	MONEY MARKET FUND - 0.2%
81,356	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.02% ^	81,356

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,846,484)	6,846,484

	TOTAL INVESTMENTS - 115.4% (Cost $49,717,298) (a)	$50,758,084
	CASH EQUIVALENT FOR SECURITIES LENDING COLLATERAL - 0.0%	1,558
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.4)%	(6,772,753)
	NET ASSETS - 100.0%	$43,986,889

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $49,900,695 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,041,543
Unrealized Depreciation:	(1,184,154)
Net Unrealized Appreciation:	$857,389

ETF - Exchange Traded Fund

^	Money market fund; interest rate reflects seven-day effective yield on November 30, 2016.

*	All or a portion of this security is on loan. Total loaned securities have a value of $6,552,368 at November 30, 2016.

See accompanying notes to financial statements

Innealta Capital Funds

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2016

	Innealta Capital	Innealta Capital
	Sector Rotation	Country Rotation
	Fund	Fund
ASSETS
Investment securities:
At cost	$34,743,208	$49,717,298
At value	$36,049,252	$50,758,084
Cash	68	1,558
Receivable for investments sold	4,980,692	—
Dividends and interest receivable	938	4,869
Receivable for Fund shares sold	527,364	115,000
Prepaid expenses & other assets	29,544	31,978
TOTAL ASSETS	41,587,858	50,911,489

LIABILITIES
Collateral on securities loaned (see note 4)	10,719,129	6,765,128
Cash equivalent for securities lending collateral	68	1,558
Payable for investments purchased	5,015,305	—
Due to custodian	17,567	—
Payable for Fund shares redeemed	2,839	108,291
Investment advisory fees payable	472	16,877
Distribution (12b-1) fees payable	1,243	—
Payable to Related Parties	3,734	277
Accrued expenses and other liabilities	34,559	32,469
TOTAL LIABILITIES	15,794,916	6,924,600
NET ASSETS	$25,792,942	$43,986,889

Net Assets Consist Of:
Paid in capital	$26,442,768	$52,106,143
Accumulated net realized loss from security investments	(1,955,870)	(9,160,040)
Net unrealized appreciation of investments	1,306,044	1,040,786
NET ASSETS	$25,792,942	$43,986,889

Net Asset Value Per Share:
Class I Shares:
Net Assets	$19,344,580	$36,252,541
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,782,732	3,754,608
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.85	$9.66

Class N Shares:
Net Assets	$6,448,362	$7,734,348
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	594,242	802,345
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.85	$9.64

(a)	Redemptions of shares held less than 60 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements

Innealta Capital Funds

STATEMENTS OF OPERATIONS

For the Year Ended November 30, 2016

	Innealta Capital	Innealta Capital
	Sector Rotation	Country Rotation
	Fund	Fund
INVESTMENT INCOME
Dividends	$670,331	$1,114,998
Interest	675	548
Securites Lending - Net of fees	1,385	23,064
TOTAL INVESTMENT INCOME	672,391	1,138,610

EXPENSES
Investment advisory fees	180,507	392,950
Distribution (12b-1) fees:
Class N	15,134	19,540
Transfer agent fees	46,896	53,149
Registration fees	42,186	43,712
Fund accounting fees	34,537	62,149
Administration fees	34,465	64,491
Legal fees	26,778	51,603
Audit fees	14,915	14,921
Trustees’ fees	11,190	9,947
Shareholder reporting expense	9,998	22,247
Non 12b-1 shareholder servicing	9,787	26,516
Custody fees	5,876	6,917
Compliance officer fees	4,484	9,081
Insurance expense	2,531	3,760
Other expenses	2,336	2,342
TOTAL EXPENSES	441,620	783,325

Less: Fees waived/expenses reimbursed by the Adviser	(202,321)	(276,425)

NET EXPENSES	239,299	506,900
NET INVESTMENT INCOME	433,092	631,710

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security investments	245,282	(3,989,061)
Distributions of realized gains from underlying investment companies	2,874	4,233
Net change in unrealized appreciation (depreciation) on investments	1,723,768	5,161,709

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,971,924	1,176,881

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,405,016	$1,808,591

See accompanying notes to financial statements

Innealta Capital Sector Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	November 30, 2016	November 30, 2015

FROM OPERATIONS
Net investment income	$433,092	$510,747
Net realized gain (loss) from security investments	245,282	(1,537,708)
Distributions of realized gains from underlying investment companies	2,874	16,193
Net change in unrealized appreciation (depreciation) of investments	1,723,768	64,137
Net increase (decrease) in net assets resulting from operations	2,405,016	(946,631)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A (a)	—	(1,155)
Class I	(322,599)	(394,825)
Class N	(133,578)	(193,793)
Net decrease in net assets from distributions to shareholders	(456,177)	(589,773)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A (a)	—	107,651
Class I	14,688,790	11,731,414
Class N	2,609,491	2,959,094
Net asset value of shares issued in reinvestment of distributions
Class A (a)	—	790
Class I	252,066	253,307
Class N	99,251	151,135
Payments for shares redeemed
Class A (a)	—	(154,495)
Class I	(8,885,493)	(16,029,859)
Class N	(4,384,689)	(5,168,391)
Redemption fee proceeds
Class A (a)	—	12
Class I	8,116	3,916
Class N	766	2,220
Net increase (decrease) in net assets from shares of beneficial interest	4,388,298	(6,143,206)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,337,137	(7,679,610)

NET ASSETS
Beginning of Year	19,455,805	27,135,415
End of Year*	$25,792,942	$19,455,805
* Includes undistributed net investment income of:	$—	$20,442

(a)	The Innealta Capital Sector Rotation Fund Class A merged into Class N shares on November 30, 2015.

See accompanying notes to financial statements

Innealta Capital Sector Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	November 30, 2016	November 30, 2015

SHARE ACTIVITY - CLASS I
Shares sold	1,414,344	1,175,699
Shares reinvested	24,566	25,465
Shares redeemed	(901,267)	(1,607,331)
Net increase (decrease) in shares of beneficial interest outstanding	537,643	(406,167)

SHARE ACTIVITY - CLASS N
Shares sold	253,026	294,192
Shares reinvested	9,844	15,214
Shares redeemed	(439,751)	(519,608)
Net decrease in shares of beneficial interest outstanding	(176,881)	(210,202)

SHARE ACTIVITY - CLASS A (a)
Shares sold		10,537
Shares reinvested		78
Shares redeemed		(15,167)
Net decrease in shares of beneficial interest outstanding		(4,552)

(a)	The Innealta Capital Sector Rotation Fund Class A merged into Class N shares on November 30, 2015.

See accompanying notes to financial statements

Innealta Capital Country Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	November 30, 2016	November 30, 2015

FROM OPERATIONS
Net investment income	$631,710	$1,126,584
Net realized loss from security investments	(3,989,061)	(5,086,411)
Distributions of realized gains from underlying investment companies	4,233	38,649
Net change in unrealized appreciation (depreciation) of investments	5,161,709	(2,252,070)
Net increase (decrease) in net assets resulting from operations	1,808,591	(6,173,248)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A (a)	—	(241)
Class I	—	(44,984)
Class N	—	(15,126)
From net investment income:
Class A (a)	—	(6,568)
Class I	(527,167)	(1,037,180)
Class N	(137,522)	(314,138)
From return of capital:
Class I	(105,596)	—
Class N	(21,874)	—
Net decrease in net assets from distributions to shareholders	(792,159)	(1,418,237)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A (a)	—	340,473
Class I	16,840,944	29,933,157
Class N	4,274,313	10,364,501
Net asset value of shares issued in reinvestment of distributions
Class A (a)	—	6,519
Class I	379,942	764,553
Class N	94,331	202,811
Payments for shares redeemed
Class A (a)	—	(539,952)
Class I	(18,360,507)	(40,577,060)
Class N	(8,079,111)	(13,372,177)
Redemption fee proceeds
Class A (a)	—	150
Class I	8,159	21,104
Class N	214	7,432
Net decrease in net assets from shares of beneficial interest	(4,841,715)	(12,848,489)

TOTAL DECREASE IN NET ASSETS	(3,825,283)	(20,439,974)

NET ASSETS
Beginning of Year	47,812,172	68,252,146
End of Year*	$43,986,889	$47,812,172
* Includes undistributed net investment income of:	$—	$32,979

(a)	The Innealta Capital Country Rotation Fund Class A merged into Class N shares on November 30, 2015.

See accompanying notes to financial statements

Innealta Capital Country Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	November 30, 2016	November 30, 2015

SHARE ACTIVITY - CLASS I
Shares sold	1,778,627	3,007,789
Shares reinvested	41,472	76,909
Shares redeemed	(2,009,330)	(4,158,891)
Net decrease in shares of beneficial interest outstanding	(189,231)	(1,074,193)

SHARE ACTIVITY - CLASS N
Shares sold	447,137	1,030,041
Shares reinvested	10,313	20,412
Shares redeemed	(884,287)	(1,360,851)
Net decrease in shares of beneficial interest outstanding	(426,837)	(310,398)

SHARE ACTIVITY - CLASS A (a)
Shares sold		32,881
Shares reinvested		657
Shares redeemed		(57,601)
Net decrease in shares of beneficial interest outstanding		(24,063)

(a)	The Innealta Capital Country Rotation Fund Class A merged into Class N shares on November 30, 2015.

See accompanying notes to financial statements

Innealta Capital Sector Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$9.65	$10.29	$10.10	$10.66	$10.00
Activity from investment operations:
Net investment income (2)	0.30	0.21	0.18	0.22	0.25
Net realized and unrealized gain (loss) on investments	1.15	(0.62)	0.20	(0.43)	0.52
Total from investment operations	1.45	(0.41)	0.38	(0.21)	0.77
Less distributions from:
Net investment income	(0.25)	(0.23)	(0.19)	(0.24)	(0.12)
Net realized gains	—	—	—	(0.11)	—
Total distributions	(0.25)	(0.23)	(0.19)	(0.35)	(0.12)
Paid in capital from redemption fees	0.00 (9)	0.00 (9)	0.00 (9)	0.00 (9)	0.01
Net asset value, end of period	$10.85	$9.65	$10.29	$10.10	$10.66
Total return (3)	15.19%	(4.03)%	3.76%	(1.97)%	7.78	% (8)
Net assets, at end of period (000s)	$19,345	$12,015	$16,991	$31,199	$37,406
Ratio of gross expenses to average net assets (4)(5)(6)	2.31%	2.13%	1.84%	1.45%	1.82%
Ratio of net expenses to average net assets (5)(6)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	2.94%	2.05%	1.67%	2.16%	2.60%
Portfolio turnover rate	298%	153%	94%	118%	56	% (8)

(1)	The Innealta Capital Sector Rotation Fund’s Class I shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements

Innealta Capital Sector Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$9.65	$10.29	$10.10	$10.64	$10.00
Activity from investment operations:
Net investment income (2)	0.13	0.18	0.15	0.21	0.22
Net realized and unrealized gain (loss) on investments	1.29	(0.62)	0.20	(0.43)	0.52
Total from investment operations	1.42	(0.44)	0.35	(0.22)	0.74
Less distributions from:
Net investment income	(0.22)	(0.20)	(0.16)	(0.21)	(0.11)
Net realized gains	—	—	—	(0.11)	—
Total distributions	(0.22)	(0.20)	(0.16)	(0.32)	(0.11)
Paid in capital from redemption fees	0.00 (9)	0.00 (9)	0.00 (9)	0.00 (9)	0.01
Net asset value, end of period	$10.85	$9.65	$10.29	$10.10	$10.64
Total return (3)	14.90%	(4.28)%	3.49%	(2.12)%	7.48	% (8)
Net assets, at end of period (000s)	$6,448	$7,441	$10,097	$13,652	$23,699
Ratio of gross expenses to average net assets (4)(5)(6)	2.56%	2.38%	2.09%	1.70%	2.07%
Ratio of net expenses to average net assets (5)(6)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	1.31%	1.81%	1.42%	1.91%	2.35%
Portfolio turnover rate	298%	153%	94%	118%	56	% (8)

(1)	The Innealta Capital Sector Rotation Fund’s Class N shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements

Innealta Capital Country Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$9.24	$10.37	$10.33	$10.78	$10.00
Activity from investment operations:
Net investment income (2)	0.15	0.19	0.15	0.22	0.23
Net realized and unrealized gain (loss) on investments	0.46	(1.08)	0.18	(0.28)	0.65
Total from investment operations	0.61	(0.89)	0.33	(0.06)	0.88
Less distributions from:
Net investment income	(0.16)	(0.23)	(0.16)	(0.24)	(0.10)
Net realized gains	—	(0.01)	(0.13)	(0.15)	—
Return of capital	(0.03)	—	—	—	—
Total distributions	(0.19)	(0.24)	(0.29)	(0.39)	(0.10)
Paid in capital from redemption fees (9)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.66	$9.24	$10.37	$10.33	$10.78
Total return (3)	6.67%	(8.76)%	3.29%	(0.54)%	8.76	% (8)
Net assets, at end of period (000s)	$36,253	$36,456	$52,045	$33,902	$11,613
Ratio of gross expenses to average net assets (4)(5)(6)	1.94%	1.77%	1.54%	1.47%	2.87%
Ratio of net expenses to average net assets (5)(6)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	1.62%	1.96%	1.50%	2.08%	2.36%
Portfolio turnover rate	120%	137%	143%	178%	97	% (8)

(1)	The Innealta Capital Country Rotation Fund’s Class I shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements

Innealta Capital Country Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$9.24	$10.37	$10.33	$10.77	$10.00
Activity from investment operations:
Net investment income (2)	0.15	0.17	0.17	0.20	0.21
Net realized and unrealized gain (loss) on investments	0.42	(1.09)	0.14	(0.28)	0.64
Total from investment operations	0.57	(0.92)	0.31	(0.08)	0.85
Less distributions from:
Net investment income	(0.14)	(0.20)	(0.14)	(0.21)	(0.08)
Net realized gains	—	(0.01)	(0.13)	(0.15)	—
Return of capital	(0.03)	—	—	—	—
Total distributions	(0.17)	(0.21)	(0.27)	(0.36)	(0.08)
Paid in capital from redemption fees (9)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.64	$9.24	$10.37	$10.33	$10.77
Total return (3)	6.31%	(8.98)%	3.02%	(0.77)%	8.55	% (8)
Net assets, at end of period (000s)	$7,734	$11,356	$15,958	$26,465	$19,427
Ratio of gross expenses to average net assets (4)(5)(6)	2.19%	2.02%	1.79%	1.72%	3.12%
Ratio of net expenses to average net assets (5)(6)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	1.54%	1.71%	1.56%	1.83%	2.17%
Portfolio turnover rate	120%	137%	143%	178%	97	% (8)

(1)	The Innealta Capital Country Rotation Fund’s Class N shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2016

1.	ORGANIZATION

The Innealta Capital Sector Rotation Fund (“SRM”) and Innealta Capital Country Rotation Fund (“CRM”) (the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. SRM and CRM seek long term capital appreciation and income. The Funds commenced operations on December 30, 2011.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. The Trust has merged Class A shares into Class N shares for the Funds effective November 30, 2015. Class N shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2016

The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2016

existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2016 for the Funds’ assets measured at fair value:

Innealta Capital Sector Rotation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,201,421	$—	$—	$25,201,421
Short-Term Investments	10,847,831	—	—	10,847,831
Total	$36,049,252	$—	$—	$36,049,252

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2016

Innealta Capital Country Rotation Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$43,911,600	$—	$—	$43,911,600
Short-Term Investments	6,846,484	—	—	6,846,484
Total	$50,758,084	$—	$—	$50,758,084

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period. It is the Funds’ policy to recognize transfers into or out of all levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See each Fund’s Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 - 2015, or expected to be taken in the Funds’ 2016 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2016

particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended November 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $58,667,717 and $54,154,799, respectively, for SRM. For the year ended November 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $47,303,496 and $51,720,047, respectively, for CRM.

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with BNP Paribas Inc. (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral was invested in short-term instruments as noted in the SRM’s and CRM’s Portfolio of Investments. Securities lending income is disclosed in the SRM’s and CRM’s Statement of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return them. The agreement provided that the Funds received a guaranteed amount in securities lending revenue annually.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the SRM and the CRM Fund. SRM and CRM have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2016

the securities lending agreement, the SRM and CRM are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The following table represents financial instruments that are subject to enforceable netting arrangements as of November 30, 2016.

				Gross Amounts not Offset in the
				Statement of Assets and
				Liabilities
		Gross Amounts	Net Amounts of Assets
	Gross Amount	offset in the	Presented in the		Cash
	of Recognized	Statement of Assets	Statement of Assets and	Financial	Collateral	Net
	Assets	and Liabilities	Liabilities	Instruments	Pledged (I)	Amount
SRM	$10,719,197	$—	$10,719,197	$—	$10,719,197	$—
CRM	6,766,686	—	6,766,686	—	6,766,686	—

(I)	Any over-collateralization of total financial instruments is not shown.

The following table breaks out the holdings pledged as collateral as of November 30, 2016:

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous
SRM
Cash	$68
Morgan Stanley Institutional Liquidity Treasury Portfolio	10,719,129
$10,719,127
CRM
Cash	$1,558
Milestone Treasury Obligations Portfolio	2,246,288
Morgan Stanley Institutional Liquidity Treasury Portfolio	4,518,840
$6,766,686

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2016

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

AFAM Capital, Inc. (the Innealta Capital Division) serves as the Funds’ Investment Adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of SRM and 1.00% of CRM average daily net assets. For the year ended November 30, 2016, the Adviser earned $180,507 and $392,950 for SRM and CRM, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2017, to waive a portion of its advisory fee and has agreed to reimburse SRM and CRM for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses of investing in underlying funds, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following:

	Class I	Class N
SRM	1.24%	1.49%
CRM	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and either Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended November 30, 2016, the Adviser waived expenses of $202,321 and $276,425 for SRM and CRM, respectively.

The following amounts are subject to recapture by the Funds by the following dates:

	11/30/2017	11/30/2018	11/30/2019
SRM	$197,510	$232,804	$202,321
CRM	$163,980	$316,119	$276,425

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2016

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A and Class N shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the year ended November 30, 2016, SRM paid $15,134 in 12b-1 fees and CRM paid $19,540 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of GFS.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the year ended November 30, 2016, SRM and CRM assessed $8,882 and $8,373, respectively, in redemption fees.

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2016

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2016 and November 30, 2015 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2016	Income	Capital Gains	Capital	Total
Innealta Capital Country Rotation Fund	$664,689	$—	$127,470	$792,159
Innealta Capital Sector Rotation Fund	456,177	—	—	456,177

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2015	Income	Capital Gains	Capital	Total
Innealta Capital Country Rotation Fund	$1,418,237	$—	$—	$1,418,237
Innealta Capital Sector Rotation Fund	589,773	—	—	589,773

As of November 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
CRM	$—	$—	$(199,541)	$(8,777,102)	$—	$857,389	$(8,119,254)
SRM	—	—	—	(1,366,841)	—	717,015	(649,826)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Country Rotation Fund incurred and elected to defer such capital losses as follows:

Post October Losses
CRM	$199,541
SRM	—

At November 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
	Expiring	Short-Term	Long-Term	Total
CRM	$—	$5,686,717	$3,090,385	$8,777,102
SRM	—	—	1,366,841	1,366,841

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2016

Permanent book and tax differences, primarily attributable to the overdistribution reclassification to paid in capital, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
CRM	$—	$—	$—
SRM	(2,643)	2,643	—

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Funds’ Board of Trustees declared the following distributions:

		Dividend
		Per			Payable
		Share	Record Date	Ex-Date	Date
Innealta Capital Sector Rotation Fund	Class I	$0.0587	12/21/2016	12/22/2016	12/22/2016
Innealta Capital Sector Rotation Fund	Class N	$0.0354	12/21/2016	12/22/2016	12/22/2016

Innealta Capital Country Rotation Fund	Class I	$0.0894	12/21/2016	12/22/2016	12/22/2016
Innealta Capital Country Rotation Fund	Class N	$0.0657	12/21/2016	12/22/2016	12/22/2016

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust II
and the Shareholders of Innealta Capital Sector Rotation Fund
and Innealta Capital Country Rotation Fund

We have audited the accompanying statements of assets and liabilities of Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund (the “Funds”), each a series of shares of beneficial interest in Northern Lights Fund Trust II, including the portfolios of investments, as of November 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period December 30, 2011 (commencement of operations) through November 30, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2016 by correspondence with the custodian, brokers, and counterparties. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund as of November 30, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for each of the years in the four-year period then ended and for the period December 30, 2011 through November 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
January 30, 2017

Innealta Capital Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2016

As a shareholder of Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund, you incur two types of costs: (1) transaction costs including sales loads and redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Innealta Capital Sector Rotation Fund and Innealta Capital Country Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 through November 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid During	Expense Ratio
	Account Value	Value	Period *	During Period **
Actual	6/1/16	11/30/16	6/1/16-11/30/16	6/1/16-11/30/16
Innealta Capital Sector Rotation Fund
Class I	$1,000.00	$1,065.20	$6.40	1.24%
Class N	1,000.00	1,063.80	7.69	1.49%
Innealta Capital Country Rotation Fund
Class I	$1,000.00	$1,022.00	$6.27	1.24%
Class N	1,000.00	1,020.30	7.53	1.49%
Hypothetical (5% return before Expenses)
Innealta Capital Sector Rotation Fund
Class I	$1,000.00	$1,018.80	$6.26	1.24%
Class N	1,000.00	1,017.55	7.52	1.49%
Innealta Capital Country Rotation Fund
Class I	$1,000.00	$1,018.80	$6.26	1.24%
Class N	1,000.00	1,017.55	7.52	1.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

Innealta Capital Funds
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2016

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 24-25, 2016, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Innealta Capital Country Rotation Fund and the Innealta Capital Sector Rotation Fund (the “Innealta Rotation Funds”) and AFAM Capital, Inc. (“AFAM”) (the “AFAM Advisory Agreement”).

Based on their evaluation of the information provided by AFAM, in conjunction with each Innealta Rotation Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the AFAM Advisory Agreement with respect to the Innealta Rotation Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the AFAM Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the AFAM Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the AFAM Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the Innealta Rotation Funds. The materials also included due diligence materials relating to AFAM (including due diligence questionnaires completed by AFAM, select financial information of AFAM, bibliographic information regarding AFAM’s key management and investment advisory personnel, and comparative fee information relating to each of the Innealta Rotation Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the AFAM Advisory Agreement with respect to each of the Innealta Rotation Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement. In considering the renewal of the AFAM Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by AFAM related to the proposed renewal of the AFAM Advisory Agreement with respect to each of the Innealta Rotation Funds, including AFAM’s Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the professional personnel performing services for each of the Innealta Rotation Funds, including the team of individuals that primarily monitored and executed the investment process. The Board discussed the extent of AFAM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board specifically noted that the transition to Mr. Sciaraffia as the sole portfolio manager for each of the Innealta Rotation Funds was effective January 1, 2016. Additionally, the Board received satisfactory responses from the representatives of AFAM with respect to a series of important questions, including: whether AFAM was involved in any lawsuits

Innealta Capital Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2016

or pending regulatory actions; whether the management of other accounts would conflict with its management of the Innealta Rotation Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether AFAM’s CCO would review the portfolio managers’ performance of their duties to ensure compliance under AFAM’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of the Innealta Rotation Funds’ investment limitations. The Board then reviewed the capitalization of AFAM based on financial information provided by and representations made by AFAM and concluded that AFAM was sufficiently well-capitalized, or the adviser’s ownership had the ability to make additional contributions in order to meet its obligations to each of the Innealta Rotation Funds. The Board also noted that the change in portfolio management of the Innealta Rotation Funds during the first quarter of 2016 seems to have helped improve performance and had done an excellent job in managing risk. The Board concluded that AFAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the AFAM Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by AFAM to each of the Innealta Rotation Funds were satisfactory.

Performance. The Board discussed the reports prepared by Morningstar and reviewed the performance of each of the Innealta Rotation Funds as compared to its peer group, Morningstar category and benchmark for the one year, three year and since inception periods ended September 30, 2016. The Board noted that Innealta Country Rotation had underperformed both its Morningstar category and peer group since the Fund’s inception. The Board further noted that the Fund as well as many of the Fund’s peers and the entire Morningstar category were fully invested in non-U.S. equities while the Fund has also had periods of significant allocations to fixed income which hurt the Fund’s relative performance when global bond markets were underperforming. In addition, the Board noted the Fund’s tactical approach and lower risk profile. The Board noted that recently the Fund has performed well, outperforming both its Morningstar category and peer group for the one and three-year periods, while also exceeding its benchmark, the MSCI ACWI ex USA NR USD Index. Regarding Innealta Sector Rotation, the Board noted that the Fund underperformed its peer group but outperformed its Morningstar category for the three year period and underperformed both its peer group and Morningstar category since inception, outperformed its Morningstar category and peer group for the one year period and underperformed its benchmark during all periods. The Board noted the Fund’s improved performance since the change in portfolio managers earlier in the year as well as the adviser’s excellent job of managing risk. After further discussion, the Board concluded that AFAM had made appropriate adjustments and that overall, each of the Innealta Rotation Funds’ past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services provided by AFAM, the Board discussed the comparison of advisory fees and total operating expenses as compared to a peer group and its Morningstar category as presented in the Morningstar Reports.

The Board noted that the advisory fee for each of the Innealta Rotation Funds was above the peer group and Morningstar category averages. The Board also reviewed each Innealta Rotation Fund’s net expenses as compared to its peer group and Morningstar category noting that, in the case of each of the Innealta Rotation Funds, higher acquired fund fees and expenses and assets under management well below the peer group and Morningstar category medians contributed to higher net expenses. The Board further noted that each of the Innealta Rotation Funds is likely not benefiting from economies of scale like some of their peers.

The Board then reviewed the contractual arrangements for each of the Innealta Rotation Funds, which stated that AFAM had agreed to waive or limit its advisory fee and/or reimburse expenses at least until March 31, 2018, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.49%, 1.49%, and 1.24%, of each Innealta Rotation Fund’s average net assets for Class A, Class N and Class I shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based

Innealta Capital Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2016

on AFAM’s experience, expertise and services to be provided to each of the Innealta Rotation Funds, the advisory fee charged by AFAM for each of the Innealta Rotation Fundswere reasonable and generally in line with some of the funds in their peer groups and Morningstar categories that are of similar size.

Profitability. The Board also considered the level of profits that could be expected to accrue to AFAM with respect to each of the Innealta Rotation Funds based on profitability reports and analyses reviewed by the Board and the selected financial information of AFAM provided by AFAM. After review and discussion, including discussion regarding distribution expenses, the Board concluded that the anticipated profit from AFAM’s relationship with each Fund was not excessive.

Economies of Scale. As to the extent to which each of the Innealta Rotation Funds would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the Innealta Rotation Funds, AFAM’s expectations for growth of each of the Innealta Rotation Funds, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from AFAM as the Trustees believed to be reasonably necessary to evaluate the terms of the AFAM Advisory Agreement , and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the AFAM Advisory Agreement, (a) the terms of the AFAM Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the AFAM Advisory Agreement is in the best interests of each Innealta Rotation Fund and its shareholders. In considering the renewal of the AFAM Advisory Agreement , the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the AFAM Advisory Agreement was in the best interest of each Innealta Rotation Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement.

Innealta Capital Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2016

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services firm).	2	Director, Aquila Distributors, Trustee, Arrow ETF Trust, Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	2	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	2	NONE
Randal D. Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	2	Orizon Investment Counsel (financial services company) Board Member

11/30/16-NLII-v1

Innealta Capital Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2016

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Secretary (since 2001) and General Counsel (from 2001 to 2014) of CLS Investments, LLC; Secretary (since 2001) and General Counsel (from 2001 to 2014) of Orion Advisor Services, LLC; Manager (from 2012 to 2015), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) and General Counsel (from 2003 to 2014) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (from 2008 to 2015), CEO (since 2015), General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Blu Giant, LLC; Secretary (since 2012), Assistant Secretary (from 2003 to 2012) and General Counsel (from 2012 to 2014) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; Secretary and General Counsel (from 2013 to 2015) of NorthStar Holdings, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Hedge Fund Services, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Alternative Funds, LLC; Secretary of NorthStar CTC Holdings, Inc. (since 2015); Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.	2	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, LLC (2004 -2012).	N/A	N/A
James P. Ash 80 Arkay Drive. Hauppauge, NY 11788 1976	Secretary Since May 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 - 2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011).	N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer, Since January 2013	Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, (2007 - 2012).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Fund’s Compliance provider) and Blu Giant, LLC (the Fund’s Edgar and printing service provider).

***	As of November 30, 2016, the Trust was comprised of 26 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-873-3837.

11/30/16-NLII-v1

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISOR
AFAM Capital, Inc.
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2016 - $ 25,000

2015 - $25,000

(b)	Audit-Related Fees

2016 – None

2015 - None

(c)	Tax Fees

2016 – $ 4,400

2015 - $ 4,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 – None

2015 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2016	2015
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2016 - $ 4,400

2015 - $ 4,400

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/8/17

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/ Treasurer

Date 2/8/17